Condensed Consolidated Interim Balance Sheets € in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash and cash equivalents	$ 2,724	$ 2,185	$ 4,447
Restricted cash	23	24	31
Investment in marketable securities (Note 5 (2))	230	307
Accounts receivable, net of allowance for doubtful account of $43 and $42 as of March 31, 2025 and December 31, 2024, respectively.	195	143	107
Short term loan (Note 4)	477	234
Inventories	15	21	122
Prepaid expenses	408	464	719
Other current assets	263	26	40
Total Current assets	4,335	3,404	5,466
Long term prepaid expenses	196	244
Right-of-use asset arising from operating leases	29	8	56
Property and equipment, net	45	48	67
Investment in nonconsolidated affiliate (Note 3)	782	603	1,655
Long term loan (Note 5 (1))	346	350
Solar photovoltaic joint venture project (Note 6)	1,252	808
Solar projects under development (Note 8)	380
Total assets	7,365	5,465	7,244
Current Liabilities
Accounts payable	30	48	44
Other liabilities	531	532	735
Current warrant liabilities	415	312
Total current liabilities	976	892	779
Non current operating lease liabilities	15		7
Credit facility (Note 7)	764
Stock purchase warrants liability (Note 9(1))	1,912
Total liabilities	3,667	892	786
Stockholders’ Equity
Common stock, $ 0.0001 par value (“Common Stock”): 495,000,000 shares authorized as of March 31, 2025 and December 31, 2024; issued and outstanding 17,812,404 and 12,058,237 shares as of March 31, 2025 and December 31, 2024, respectively.	2	1		[1]
Preferred stock, $ 0.0001 par value (“Preferred Stock”): 5,000,000 shares authorized as of March 31, 2025 and December 31, 2024; issued and outstanding 0 shares as of March 31, 2025 and December 31, 2024.
Additional paid-in capital	39,714	39,327	35,866
Foreign currency translation adjustments	(30)	(26)	(26)
Accumulated deficit	(35,746)	(34,553)	(29,360)
Total Company’s stockholders’ equity	3,940	4,749	6,480
Non-controlling interests	(242)	(176)	(22)
Total stockholders’ equity	3,698	4,573	6,458
Total liabilities and stockholders’ equity	$ 7,365	$ 5,465	$ 7,244

[1]	Less than $1 thousand.